Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Financial Alternative Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on the adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.    The Fund may invest in other ~~investment compan ies, including ETFs (“Underlying Funds”).  ETFs in which the Fund invests typically seek to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.~~

~~The Alternative Strategies Fund primarily invests in a variety of securities, including Underlying Funds that are used to implement multiple alternative investment strategies in the Fund.  The Fund may take both long and short positions in equity securities, including common and preferred stock of U.S. companies, convertible securities, foreign securities , and Real Estate Investment Trusts (“REITs”) .  The Fund may invest in fixed income securities of any credit quality or maturity.    The Fund may invest up to 100% of its assets in U.S. securities.   The Fund may also have up to 100% of its assets invested in foreign securities, including, but not limited to, American depositary receipts (“ADRs”) and securities of foreign companies , including emerging markets securities .   The Fund may invest in companies of any size (from small-cap to mid-cap to large-cap) and in any style (from growth to value) or from any geographic location, as well as currency-related securities or strategies.   The Fund may also invest in leveraged ETFs or other Underlying Funds, covered calls managed futures or illiquid securities, including up to 10% in hedge funds .   The Fund may invest up to 10% of the Fund’s net assets in derivative securities of any kind.      The Fund’s investments in derivative securities are expected to consist primarily of future contracts on financial and commodity markets .   The Fund uses derivative investments and leveraged Underlying Funds to obtain leverage in order to increase the potential return on an investment.   The use of leverage generates returns that are more pronounced, both positively and negatively, than what would be generated on invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.~~

~~In selecting the Alternative Strategies Fund's positions, the adviser will use its proprietary investment research "Rational Analysis" processes, as described below.  The particular allocation of positions will change from time to time as market forces and the Fund’s aggressive strategy dictates.     The adviser ’s Rational Analysis uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.~~

~~• Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.~~

~~• Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.~~

~~• Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.~~

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Commodities Risk:  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.

• Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Currency Risk:  The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Derivatives Risk:  Derivative instruments derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

• Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF and Underlying Fund Risk .   Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on its investments.

• Foreign Risk:  The Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Fixed Income Risk:   Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk.  In addition, bond ETFs and mutual funds, may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

• Futures and Options Risk.  The use of options, futures contracts or options on futures contracts for risk management or hedging purposes may not be successful, resulting in losses to the Fund.  In addition, the cost of hedging may reduce the Fund’s returns, and the use of futures and options for investment purposes increases the Fund’s potential for loss.

• Hedging Risk:  Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund's exposure to loss.  The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

• Leverage Risk :   The use of leverage may exaggerate changes in a Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by a leveraged Underlying Fund or the Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

• Limited History of Operations Risk :  The Fund is a new mutual fund and has a limited history of operations.

· Managed Futures Risk:  Investing in managed futures exposes the Fund to management risk, derivatives risk, leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used.  A manager's judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. The Fund's use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact.  Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

· Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

· Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

· Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

· Real Estate Risk: Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

· Small-Cap and Mid-Cap Securities Risk:  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting ~~www.tpfg.com or by calling 1-888-451-TPFG.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tpfg.com
Pacific Financial Alternative Strategies Fund Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Pacific Financial Alternative Strategies Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.